UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                  June 30, 2006
                                                     ------------------------

Check here if Amendment [  ];       Amendment Number:
                                                             ----------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
                -------------------------------------------------------------
Address:        225 Friend Street
                -------------------------------------------------------------
                Suite 801
                -------------------------------------------------------------
                Boston, MA 02114
                -------------------------------------------------------------

Form 13F File Number:         28-10779
                              ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------------------------------------
Title:          President
                -----------------------------------------------------------
Phone:          617.573.9550
                -----------------------------------------------------------

Signature, Place and Date of Signing:


          /s/ George Putnam, III             Boston, MA          July 31, 2006
      ------------------------------    ---------------------   ----------------
               [Signature]                  [City, State]            [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  52
                                                 --------------------
Form 13F Information Table Value Total:                150,501
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

New Generation Advisers, Inc. June 30, 2006

                                                                                                   Column 8     Column 8    Column 8
                                                                         Investment   Other         Voting       Voting      Voting
 Name of Issuer                Title of   CUSIP       Value     Shares   Discretion  Managers        Sole        Shared       None
                               Class                  ($1,000)

 Ace Aviation Holdings         Class A    G0070K103   7,813     280,204     Sole       None        280,204
 Acme Communications           Common     004631107   710       139,700     Sole       None        139,700
 AK Steel Holding              Common     001547108   1,383     100,000     Sole       None        100,000
 Alcatel                       ADR        013904305   2,371     188,000     Sole       None        188,000
 AMR Corporation               Common     001765106   2,928     115,180     Sole       None        115,180
 Blockbuster                   Common     093679108   4,980     1,000,000   Sole       None        1,000,000
 Broadwing                     Common     11161E101   5,133     495,960     Sole       None        495,960
 Brocade Communication         Common     111621108   3,686     600,260     Sole       None        600,260
 CIENA                         Common     171779101   3,349     696,250     Sole       None        696,250
 Continental Airlines          Class B    210795308   3,118     104,625     Sole       None        104,625
 Covad Communications          Common     222814204   1,407     700,100     Sole       None        700,100
 Cypress Semiconductor         Common     232806109   2,667     183,400     Sole       None        183,400
 DDI                           Common     233162304   4,708     574,155     Sole       None        574,155
 Electroglas                   Common     285324109   1,556     511,850     Sole       None        511,850
 Finisar                       Common     31787A101   3,434     1,050,000   Sole       None        1,050,000
 Ford Call 7.5 exp 1/19/2008   Call       345370900   2,319     17,500      Sole       None        17,500
 Gateway                       Common     367626108   3,610     1,900,000   Sole       None        1,900,000
 Global Industries             Common     379336100   3,340     200,000     Sole       None        200,000
 Goodyear Tire & Rubber        Common     382550101   3,572     321,780     Sole       None        321,780
 Grey Wolf                     Common     397888108   2,791     362,415     Sole       None        362,415
 Harmonic                      Common     413160102   2,016     450,000     Sole       None        450,000
 Hayes Lemmerz                 Common     420781304   3,167     999,000     Sole       None        999,000
 Horizon Offshore              Common     44043J204   2,492     118,900     Sole       None        118,900
 Input/Output                  Common     457652105   3,219     340,670     Sole       None        340,670
 International Coal Group      Common     45928H106   4,666     721,107     Sole       None        721,107
 ION common                    Common     704231109   2,418     2,628,400   Sole       None        2,628,400
 JDS Uniphase                  Common     46612J101   3,259     1,288,250   Sole       None        1,288,250
 Key Energy                    Common     492914106   3,470     227,550     Sole       None        227,550
 Kulicke and Soffa             Common     501242101   1,466     197,800     Sole       None        197,800
 Ladish Co., Inc.              Common     505754200   2,625     70,048      Sole       None        70,048
 Loral                         Common     543881106   3,037     107,092     Sole       None        107,092
 Lucent Technologies           Common     549463107   1,982     819,000     Sole       None        819,000
 Mpower Holding                Common     62473L309   3,477     1,859,470   Sole       None        1,859,470


                                                                                                   Column 8    Column 8    Column 8
                                                                         Investment   Other         Voting      Voting      Voting
Name of Issuer                Title of    CUSIP       Value     Shares   Discretion  Managers        Sole       Shared       None
                               Class                  ($1,000)

Newpark Resources              Common     651718504   3,121     507,480     Sole       None        507,480
Nortel Networks                Common     656568102   2,805     1,252,200   Sole       None        1,252,200
NRG Energy                     Common     629377508   247       5,124       Sole       None        5,124
Parker Drilling                Common     701081101   1,780     247,900     Sole       None        247,900
Petroleum Geo-Services ASA     ADR        716599105   4,472     71,250      Sole       None        71,250
Primedia                       Common     74157K101   3,881     2,120,995   Sole       None        2,120,995
Revlon                         Class A    761525500   1,323     1,050,000   Sole       None        1,050,000
Rite Aid                       Common     767754104   2,852     672,710     Sole       None        672,710
Seracare Life Sciences         Common     81747Q100   59        11,700
Six Flags                      Common     83001P109   240       42,750      Sole       None        42,750
Tellabs                        Common     879664100   2,669     200,500     Sole       None        200,500
U.S. Airways Group             Common     90341W908   3,069     60,722      Sole       None        60,722
UAL                            Common     902549807   2,868     92,442      Sole       None        92,442
USA Mobility                   Common     90341G103   1,660     100,000     Sole       None        100,000
Visteon                        Common     92839U107   4,059     563,000     Sole       None        563,000
Vitesse Semiconductor          Common     928497106   2,603     1,807,530   Sole       None        1,807,530
W.R. Grace                     Common     38388F108   5,865     501,300     Sole       None        501,300
Zhone Technologies             Common     98950P108   2,937     1,439,935   Sole       None        1,439,935
Zilog Inc.                     Common     989524301   1,822     538,933     Sole       None        538,933
